UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2016

LEGG MASON BW

DIVERSIFIED

LARGE CAP

VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Diversified Large Cap Value Fund for the six-month reporting period ended March 31, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2016

II	Legg Mason BW Diversified Large Cap Value Fund

Investment commentary

The pace of U.S. economic activity was mixed during the six months ended March 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s initial reading for first quarter 2016 GDP growth — released after the reporting period ended — was 0.5%. This further slowdown was attributed to a number of factors, including a decrease in nonresidential fixed investment, a deceleration in PCE and a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. When the period ended in March 2016, unemployment was 5.0%, close to its lowest level since February 2008.

Legg Mason BW Diversified Large Cap Value Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016 and April 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market was volatile over the six months ended March 31, 2016. The market moved higher over the first two months of the reporting period, as corporate profits often exceeded expectations and investor demand was solid overall. However, the market then reversed course and declined during the next three months of the period. This turnaround was triggered by a number of factors, including concerns about the fallout from moderating economic growth in China, uncertainties surrounding future Fed actions and several geopolitical issues. The market then rallied sharply in March 2016, as U.S. economic data was generally solid, oil prices moved higher and the Fed reduced its expectations for rate hikes in 2016. All told, for the six months ended March 31, 2016, the S&P 500 Indexiv gained 8.49%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, as they gained 7.75% over the reporting period. In contrast, small-cap stocks generated the lowest returns, with the Russell 2000 Indexvi rising 2.02%, whereas mid-cap stocks, as measured by the Russell Midcap Indexvii, rose 5.94%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 7.45% and 7.15%, respectively, during the six months ended March 31, 2016.

Performance review

For the six months ended March 31, 2016, Class A shares of Legg Mason BW Diversified Large Cap Value Fund, excluding sales charges, returned 5.14%. The Fund’s unmanaged benchmark, the Russell 1000 Value Indexx, returned 7.37% for the same period. The Lipper Large-Cap Value Funds Category Average1 returned 5.34% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 543 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Legg Mason BW Diversified Large Cap Value Fund

Performance Snapshot as of March 31, 2016 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Diversified Large Cap Value Fund:
Class A	5.14%
Class A2	5.10%
Class C	4.83%
Class R	5.08%
Class I	5.35%
Class IS	5.38%
Russell 1000 Value Index	7.37%
Lipper Large-Cap Value Funds Category Average[1]	5.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2016, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class R, Class I and Class IS shares were 1.23%, 1.30%, 1.97%, 1.45%, 0.90% and 0.81%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.15% for Class A shares, 1.35% for Class A2 shares, 1.90% for Class C shares, 1.40% for Class R shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that the ratio of expenses, to average net assets is not expected to exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.85% for Class C shares and 1.35% for Class R shares. These expense limitation arrangements are

Legg Mason BW Diversified Large Cap Value Fund	V
[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 543 funds in the Fund’s Lipper category, and excluding sales charges.

Investment commentary (cont’d)

expected to continue until December 31, 2017 but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2016

RISKS: Equity securities are subject to market and price fluctuations. Large capitalization companies may fall out of flavor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as such as the value of funds that invest in companies with smaller market capitalization. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Legg Mason BW Diversified Large Cap Value Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Legg Mason BW Diversified Large Cap Value Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2016 and September 30, 2015. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2015 and held for the six months ended March 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.14%	$1,000.00	$1,051.40	1.10%	$5.64	Class A	5.00%	$1,000.00	$1,019.50	1.10%	$5.55
Class A2	5.10	1,000.00	1,051.00	1.22	6.26	Class A2	5.00	1,000.00	1,018.90	1.22	6.16
Class C	4.83	1,000.00	1,048.30	1.83	9.37	Class C	5.00	1,000.00	1,015.85	1.83	9.22
Class R	5.08	1,000.00	1,050.80	1.34	6.87	Class R	5.00	1,000.00	1,018.30	1.34	6.76
Class I	5.35	1,000.00	1,053.50	0.79	4.06	Class I	5.00	1,000.00	1,021.05	0.79	3.99
Class IS	5.38	1,000.00	1,053.80	0.70	3.59	Class IS	5.00	1,000.00	1,021.50	0.70	3.54

2	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

[1]	For the six months ended March 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2016

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Common Stocks — 99.4%
Consumer Discretionary — 7.9%
Auto Components — 0.9%
Delphi Automotive PLC	31,154	$2,337,173
Gentex Corp.	32,300	506,787
Goodyear Tire & Rubber Co.	28,804	949,956
Johnson Controls Inc.	76,758	2,991,259
Lear Corp.	9,328	1,036,994
Total Auto Components		7,822,169
Automobiles — 1.1%
Ford Motor Co.	209,000	2,821,500
General Motors Co.	174,605	5,487,835
Harley-Davidson Inc.	18,772	963,567
Total Automobiles		9,272,902
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	65,565	3,459,865
Hyatt Hotels Corp., Class A Shares	4,189	207,314	*
Royal Caribbean Cruises Ltd.	9,100	747,565
Wyndham Worldwide Corp.	12,793	977,769
Total Hotels, Restaurants & Leisure		5,392,513
Household Durables — 0.4%
Lennar Corp., Class A Shares	14,752	713,407
PulteGroup Inc.	38,775	725,480
Toll Brothers Inc.	19,446	573,852	*
Whirlpool Corp.	6,427	1,159,045
Total Household Durables		3,171,784
Leisure Products — 0.0%
Brunswick Corp.	4,800	230,304
Media — 3.7%
AMC Networks Inc., Class A Shares	5,694	369,768	*
CBS Corp., Class B Shares	47,825	2,634,679
Discovery Communications Inc., Class A Shares	16,600	475,258	*
Interpublic Group of Cos. Inc.	21,500	493,425
News Corp., Class A Shares	40,810	521,144
Omnicom Group Inc.	26,985	2,245,962
Scripps Networks Interactive Inc., Class A Shares	10,100	661,550
TEGNA Inc.	24,873	583,521
Time Warner Inc.	160,990	11,679,824
Twenty-First Century Fox Inc., Class A Shares	128,900	3,593,732
Walt Disney Co.	87,200	8,659,832
Total Media		31,918,695

See Notes to Financial Statements.

4	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Multiline Retail — 0.6%
Target Corp.	68,400	$5,627,952
Specialty Retail — 0.4%
AutoNation Inc.	12,193	569,169	*
Best Buy Co. Inc.	36,600	1,187,304
Dick’s Sporting Goods Inc.	4,800	224,400
Foot Locker Inc.	15,348	989,946
Signet Jewelers Ltd.	4,200	520,926
Tiffany & Co.	5,300	388,914
Total Specialty Retail		3,880,659
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Inc.	20,800	589,472
PVH Corp.	9,087	900,158
Ralph Lauren Corp.	6,500	625,690
Total Textiles, Apparel & Luxury Goods		2,115,320
Total Consumer Discretionary		69,432,298
Consumer Staples — 3.5%
Food & Staples Retailing — 2.9%
Kroger Co.	51,700	1,977,525
Wal-Mart Stores Inc.	342,700	23,471,523
Total Food & Staples Retailing		25,449,048
Food Products — 0.5%
Archer-Daniels-Midland Co.	74,726	2,713,301
Ingredion Inc.	7,616	813,313
Pilgrim’s Pride Corp.	28,400	721,360	*
Total Food Products		4,247,974
Personal Products — 0.1%
Edgewell Personal Care Co.	6,804	547,926
Herbalife Ltd.	8,462	520,921	*
Total Personal Products		1,068,847
Total Consumer Staples		30,765,869
Energy — 9.2%
Energy Equipment & Services — 0.3%
Baker Hughes Inc.	33,127	1,451,956
Helmerich & Payne Inc.	11,800	692,896
Total Energy Equipment & Services		2,144,852
Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp.	209,100	19,948,140
Exxon Mobil Corp.	462,450	38,656,196

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2016

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
HollyFrontier Corp.	20,392	$720,245
Marathon Petroleum Corp.	59,196	2,200,907
Occidental Petroleum Corp.	84,900	5,809,707
Phillips 66	67,908	5,880,154
Tesoro Corp.	13,293	1,143,331
Valero Energy Corp.	53,828	3,452,528
Total Oil, Gas & Consumable Fuels		77,811,208
Total Energy		79,956,060
Exchange-Traded Funds — 1.5%
iShares Trust — iShares Russell 1000 Value Index Fund	132,800	13,121,968
Financials — 24.8%
Banks — 12.7%
Bank of America Corp.	1,197,551	16,190,890
BOK Financial Corp.	7,521	410,797
Citigroup Inc.	330,857	13,813,280
Citizens Financial Group Inc.	58,600	1,227,670
Comerica Inc.	19,635	743,578
Commerce Bancshares Inc.	11,633	522,903
Cullen/Frost Bankers Inc.	6,900	380,259
East-West Bancorp Inc.	16,028	520,590
Fifth Third Bancorp	94,025	1,569,277
Huntington Bancshares Inc.	91,419	872,137
Investors Bancorp Inc.	37,600	437,664
JPMorgan Chase & Co.	456,698	27,045,656
KeyCorp	100,132	1,105,457
People’s United Financial Inc.	28,400	452,412
PNC Financial Services Group Inc.	58,081	4,911,910
Regions Financial Corp.	154,551	1,213,225
SunTrust Banks Inc.	58,569	2,113,170
Synovus Financial Corp.	14,400	416,304
U.S. Bancorp	194,319	7,887,408
Wells Fargo & Co.	592,326	28,644,885
Total Banks		110,479,472
Capital Markets — 3.5%
Ameriprise Financial Inc.	21,765	2,046,128
Bank of New York Mellon Corp.	128,032	4,715,419
BlackRock Inc.	18,278	6,224,938
E*TRADE Financial Corp.	25,365	621,189	*

See Notes to Financial Statements.

6	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Capital Markets — continued
Eaton Vance Corp.	11,996	$402,106
Franklin Resources Inc.	31,700	1,237,885
Goldman Sachs Group Inc.	50,030	7,853,709
Invesco Ltd.	48,950	1,506,191
Northern Trust Corp.	24,545	1,599,598
State Street Corp.	44,736	2,617,951
T. Rowe Price Group Inc.	27,938	2,052,325
Total Capital Markets		30,877,439
Consumer Finance — 2.1%
Ally Financial Inc.	53,000	992,160	*
American Express Co.	119,490	7,336,686
Capital One Financial Corp.	59,068	4,094,003
Credit Acceptance Corp.	800	145,240	*
Discover Financial Services	53,828	2,740,922
Synchrony Financial	92,634	2,654,890	*
Total Consumer Finance		17,963,901
Diversified Financial Services — 0.1%
Nasdaq Inc.	18,163	1,205,660
Insurance — 6.4%
AFLAC Inc.	47,488	2,998,392
Alleghany Corp.	2,144	1,063,853	*
Allstate Corp.	51,585	3,475,281
American Financial Group Inc.	22,930	1,613,584
American International Group Inc.	163,491	8,836,689
Arch Capital Group Ltd.	13,479	958,357	*
Assurant Inc.	8,456	652,380
Axis Capital Holdings Ltd.	10,638	589,984
Cincinnati Financial Corp.	18,277	1,194,585
Everest Re Group Ltd.	6,138	1,211,825
FNF Group	14,800	501,720
Hartford Financial Services Group Inc.	45,527	2,097,884
Loews Corp.	39,358	1,505,837
Markel Corp.	1,566	1,396,199	*
MetLife Inc.	123,414	5,422,811
Old Republic International Corp.	14,000	255,920
Principal Financial Group Inc.	32,641	1,287,687
Progressive Corp.	64,876	2,279,743
Prudential Financial Inc.	51,785	3,739,913

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2016

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Insurance — continued
Reinsurance Group of America Inc.	9,328	$897,820
Torchmark Corp.	39,145	2,120,093
Travelers Cos. Inc.	85,886	10,023,755
Unum Group	29,255	904,565
Validus Holdings Ltd.	3,400	160,446
W.R. Berkley Corp.	13,582	763,308
Total Insurance		55,952,631
Total Financials		216,479,103
Health Care — 13.6%
Biotechnology — 3.1%
Amgen Inc.	83,843	12,570,581
Gilead Sciences Inc.	159,992	14,696,865
Total Biotechnology		27,267,446
Health Care Equipment & Supplies — 0.4%
Baxter International Inc.	37,679	1,547,853
St. Jude Medical Inc.	31,869	1,752,795
Total Health Care Equipment & Supplies		3,300,648
Health Care Providers & Services — 2.1%
Aetna Inc.	29,455	3,309,269
Anthem Inc.	33,227	4,618,221
CIGNA Corp.	13,600	1,866,464
DaVita HealthCare Partners Inc.	8,800	645,744	*
Express Scripts Holding Co.	28,000	1,923,320	*
HCA Holdings Inc.	45,250	3,531,762	*
Mednax Inc.	4,900	316,638	*
Quest Diagnostics Inc.	15,928	1,138,056
Universal Health Services Inc., Class B Shares	10,100	1,259,672
Total Health Care Providers & Services		18,609,146
Pharmaceuticals — 8.0%
Johnson & Johnson	307,332	33,253,322
Merck & Co. Inc.	325,448	17,219,454
Pfizer Inc.	654,482	19,398,847
Total Pharmaceuticals		69,871,623
Total Health Care		119,048,863
Industrials — 12.5%
Aerospace & Defense — 5.4%
BE Aerospace Inc.	5,400	249,048
Boeing Co.	74,344	9,437,227

See Notes to Financial Statements.

8	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Aerospace & Defense — continued
General Dynamics Corp.	42,245	$5,549,726
Honeywell International Inc.	85,679	9,600,332
Huntington Ingalls Industries Inc.	5,275	722,358
L-3 Communications Holdings Inc.	10,204	1,209,174
Lockheed Martin Corp.	35,838	7,938,117
Rockwell Collins Inc.	14,466	1,333,910
Spirit AeroSystems Holdings Inc., Class A Shares	15,600	707,616	*
Textron Inc.	30,485	1,111,483
United Technologies Corp.	98,499	9,859,750
Total Aerospace & Defense		47,718,741
Airlines — 1.4%
Alaska Air Group Inc.	15,335	1,257,777
American Airlines Group Inc.	69,400	2,846,094
Delta Air Lines Inc.	87,434	4,256,287
Southwest Airlines Co.	72,272	3,237,785
United Continental Holdings Inc.	19,200	1,149,312	*
Total Airlines		12,747,255
Building Products — 0.1%
Owens Corning	12,902	610,007
Commercial Services & Supplies — 0.1%
Pitney Bowes Inc.	21,113	454,774
Construction & Engineering — 0.2%
Fluor Corp.	15,800	848,460
Jacobs Engineering Group Inc.	13,576	591,235	*
Total Construction & Engineering		1,439,695
Electrical Equipment — 1.1%
Eaton Corp. PLC	49,592	3,102,476
Emerson Electric Co.	72,409	3,937,601
Hubbell Inc.	6,200	656,766
Rockwell Automation Inc.	14,551	1,655,176
Total Electrical Equipment		9,352,019
Machinery — 2.7%
AGCO Corp.	9,473	470,808
Caterpillar Inc.	64,700	4,952,138
Cummins Inc.	9,100	1,000,454
Deere & Co.	36,137	2,782,188
Dover Corp.	17,200	1,106,476
Flowserve Corp.	6,900	306,429

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2016

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Machinery — continued
Illinois Tool Works Inc.	39,952	$4,092,683
Ingersoll-Rand PLC	29,013	1,799,096
Lincoln Electric Holdings Inc.	7,718	452,043
PACCAR Inc.	37,783	2,066,352
Parker Hannifin Corp.	15,335	1,703,412
Pentair PLC	19,844	1,076,735
Stanley Black & Decker Inc.	16,703	1,757,323
Total Machinery		23,566,137
Professional Services — 0.2%
Dun & Bradstreet Corp.	5,164	532,305
Manpowergroup Inc.	8,201	667,726
Robert Half International Inc.	14,100	656,778
Total Professional Services		1,856,809
Road & Rail — 1.1%
AMERCO	2,055	734,272
CSX Corp.	113,751	2,929,088
Norfolk Southern Corp.	32,800	2,730,600
Union Pacific Corp.	45,200	3,595,660
Total Road & Rail		9,989,620
Trading Companies & Distributors — 0.2%
W. W. Grainger Inc.	7,000	1,634,010
Total Industrials		109,369,067
Information Technology — 16.9%
Communications Equipment — 2.0%
Brocade Communications Systems Inc.	43,350	458,643
Cisco Systems Inc.	563,853	16,052,895
Juniper Networks Inc.	41,300	1,053,563
Total Communications Equipment		17,565,101
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics Inc.	10,965	706,256	*
Avnet Inc.	22,445	994,314
CDW Corp.	8,800	365,200
Corning Inc.	161,744	3,378,832
Jabil Circuit Inc.	21,209	408,697
Total Electronic Equipment, Instruments & Components		5,853,299
IT Services — 2.3%
Computer Sciences Corp.	15,335	527,371
International Business Machines Corp.	107,869	16,336,760

See Notes to Financial Statements.

10	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
IT Services — continued
Syntel Inc.	9,000	$449,370	*
Western Union Co.	56,066	1,081,513
Xerox Corp.	112,500	1,255,500
Total IT Services		19,650,514
Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices Inc.	33,400	1,976,946
Applied Materials Inc.	122,100	2,586,078
Intel Corp.	524,156	16,956,447
Lam Research Corp.	14,392	1,188,779
QUALCOMM Inc.	79,900	4,086,086
Texas Instruments Inc.	95,110	5,461,216
Total Semiconductors & Semiconductor Equipment		32,255,552
Software — 2.4%
CA Inc.	48,759	1,501,289
Oracle Corp.	469,792	19,219,191
Symantec Corp.	31,761	583,767
Total Software		21,304,247
Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	420,094	45,786,045
EMC Corp.	178,623	4,760,303
NetApp Inc.	15,500	422,995
Total Technology Hardware, Storage & Peripherals		50,969,343
Total Information Technology		147,598,056
Materials — 2.9%
Chemicals — 2.1%
Ashland Inc.	7,200	791,712
Celanese Corp., Series A Shares	16,600	1,087,300
Dow Chemical Co.	127,606	6,490,041
Eastman Chemical Co.	16,514	1,192,806
LyondellBasell Industries NV, Class A Shares	62,378	5,338,310
PPG Industries Inc.	28,900	3,222,061
RPM International Inc.	14,100	667,353
Total Chemicals		18,789,583
Containers & Packaging — 0.5%
Bemis Co. Inc.	10,965	567,768
Crown Holdings Inc.	15,546	770,926	*
Graphic Packaging Holding Co.	36,300	466,455
International Paper Co.	36,507	1,498,247

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2016

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Containers & Packaging — continued
Packaging Corp. of America	10,448	$631,059
Sonoco Products Co.	11,165	542,284
Total Containers & Packaging		4,476,739
Metals & Mining — 0.3%
Nucor Corp.	35,442	1,676,407
Reliance Steel & Aluminum Co.	8,007	554,004
Total Metals & Mining		2,230,411
Total Materials		25,496,733
Telecommunication Services — 2.9%
Diversified Telecommunication Services — 2.9%
CenturyLink Inc.	29,100	930,036
Verizon Communications Inc.	451,900	24,438,752
Total Telecommunication Services		25,368,788
Utilities — 3.7%
Electric Utilities — 2.6%
American Electric Power Co. Inc.	54,531	3,620,858
Duke Energy Corp.	76,449	6,167,905
Edison International	36,158	2,599,399
Entergy Corp.	19,800	1,569,744
Eversource Energy	35,214	2,054,385
Great Plains Energy Inc.	17,200	554,700
OGE Energy Corp.	22,190	635,300
Pinnacle West Capital Corp.	12,113	909,323
Southern Co.	48,800	2,524,424
Xcel Energy Inc.	55,889	2,337,278
Total Electric Utilities		22,973,316
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	82,968	979,023
Calpine Corp.	11,720	177,792	*
Total Independent Power and Renewable Electricity Producers		1,156,815
Multi-Utilities — 1.0%
Ameren Corp.	26,942	1,349,794
CenterPoint Energy Inc.	47,900	1,002,068
Consolidated Edison Inc.	32,542	2,493,368
DTE Energy Co.	12,225	1,108,318
Public Service Enterprise Group Inc.	56,192	2,648,891
Total Multi-Utilities		8,602,439
Total Utilities		32,732,570
Total Investments before Short-Term Investments (Cost — $761,819,582)		869,369,375

See Notes to Financial Statements.

12	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

Legg Mason BW Diversified Large Cap Value Fund

Security	Rate	Shares	Value
Short-Term Investments — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $8,428,273)	0.447%	8,428,273	$8,428,273
Total Investments — 100.4% (Cost — $770,247,855#)			877,797,648
Liabilities in Excess of Other Assets — (0.4)%			(3,704,720)
Total Net Assets — 100.0%			$874,092,928

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

March 31, 2016

Assets:
Investments, at value (Cost — $770,247,855)	$877,797,648
Cash	9,252
Receivable for securities sold	17,246,341
Dividends and interest receivable	889,111
Receivable for Fund shares sold	268,130
Prepaid expenses	50,024
Total Assets	896,260,506

Liabilities:
Payable for securities purchased	21,295,303
Investment management fee payable	469,372
Payable for Fund shares repurchased	290,473
Trustees’ fees payable	7,925
Service and/or distribution fees payable	3,214
Accrued expenses	101,291
Total Liabilities	22,167,578
Total Net Assets	$874,092,928

Net Assets:
Par value (Note 7)	$494
Paid-in capital in excess of par value	741,045,037
Undistributed net investment income	3,203,987
Accumulated net realized gain on investments	22,293,617
Net unrealized appreciation on investments	107,549,793
Total Net Assets	$874,092,928

See Notes to Financial Statements.

14	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

Net Assets:
Class A	$1,372,754
Class A2	$12,467,978
Class C	$419,844
Class R	$11,258
Class I	$11,015,669
Class IS	$848,805,425

Shares Outstanding:
Class A	77,640
Class A2	710,114
Class C	24,005
Class R	637
Class I	622,981
Class IS	47,988,064

Net Asset Value:
Class A (and redemption price)	$17.68
Class A2 (and redemption price)	$17.56
Class C*	$17.49
Class R (and redemption price)	$17.67
Class I (and redemption price)	$17.68
Class IS (and redemption price)	$17.69
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$18.76
Class A2 (based on maximum initial sales charge of 5.75%)	$18.63

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended March 31, 2016

Investment Income:
Dividends	$10,956,401
Interest	8,442
Less: Foreign taxes withheld	(122)
Total Investment Income	10,964,721

Expenses:
Investment management fee (Note 2)	3,180,444
Registration fees	44,003
Fund accounting fees	40,976
Trustees’ fees	39,247
Legal fees	36,027
Transfer agent fees (Note 5)	21,580
Service and/or distribution fees (Notes 2 and 5)	17,428
Shareholder reports	16,913
Audit and tax fees	16,068
Custody fees	7,707
Insurance	6,714
Fees recaptured by investment manager (Note 2)	732
Miscellaneous expenses	5,376
Total Expenses	3,433,215
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(426,233)
Net Expenses	3,006,982
Net Investment Income	7,957,739

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	42,856,608
Change in Net Unrealized Appreciation (Depreciation) From Investments	(10,515,450)
Net Gain on Investments	32,341,158
Increase in Net Assets From Operations	$40,298,897

See Notes to Financial Statements.

16	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2016 (unaudited) and the Year Ended September 30, 2015	2016	2015

Operations:
Net investment income	$7,957,739	$13,513,382
Net realized gain	42,856,608	36,484,594
Change in net unrealized appreciation (depreciation)	(10,515,450)	(82,789,542)
Increase (Decrease) in Net Assets From Operations	40,298,897	(32,791,566)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(15,000,017)	(10,000,046)
Net realized gains	(41,556,313)	(61,333,553)
Decrease in Net Assets From Distributions to Shareholders	(56,556,330)	(71,333,599)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	151,613,842	222,638,524
Reinvestment of distributions	56,364,028	71,171,502
Cost of shares repurchased	(70,128,857)	(228,996,260)
Cost of shares redeemed in-kind (Note 8)	—	(26,315,697)
Increase in Net Assets From Fund Share Transactions	137,849,013	38,498,069
Increase (Decrease) in Net Assets	121,591,580	(65,627,096)

Net Assets:
Beginning of period	752,501,348	818,128,444
End of period*	$874,092,928	$752,501,348
*Includes undistributed net investment income of:	$3,203,987	$10,246,265

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.88	$20.30	$18.11	$16.13	$12.65	$12.52

Income (loss) from operations:
Net investment income	0.13	0.24	0.21	0.22	0.20	0.15
Net realized and unrealized gain (loss)	0.80	(0.92)	3.05	2.62	3.55	0.02
Total income (loss) from operations	0.93	(0.68)	3.26	2.84	3.75	0.17

Less distributions from:
Net investment income	(0.23)	(0.21)	(0.20)	(0.30)	(0.09)	(0.02)
Net realized gains	(0.90)	(1.53)	(0.87)	(0.56)	(0.18)	(0.02)
Total distributions	(1.13)	(1.74)	(1.07)	(0.86)	(0.27)	(0.04)

Net asset value, end of period	$17.68	$17.88	$20.30	$18.11	$16.13	$12.65
Total return[3]	5.14%	(3.89)%	18.70%	18.62%	30.03%	1.35%

Net assets, end of period (000s)	$1,373	$1,290	$2,709	$3,093	$656	$156

Ratios to average net assets:
Gross expenses	1.27%[4]	1.22%[5]	1.36%	1.45%	1.38%[5]	1.43%[5]
Net expenses[6,7]	1.10 [4,8]	1.10 [5,8]	1.10 [8]	1.10 [8]	1.22 [5,8]	1.30 [5]
Net investment income	1.47 [4]	1.21	1.11	1.30	1.31	1.10

Portfolio turnover rate	36%	67%[9]	47%	53%	38%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.30%.

[8]

As a result of a voluntary expense limitation arrangement, effective July 1, 2012, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2017, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2016[2]	2015	2014	2013[3]

Net asset value, beginning of period	$17.79	$20.23	$18.07	$15.96

Income (loss) from operations:
Net investment income	0.12	0.21	0.19	0.17
Net realized and unrealized gain (loss)	0.80	(0.93)	3.03	2.82
Total income (loss) from operations	0.92	(0.72)	3.22	2.99

Less distributions from:
Net investment income	(0.25)	(0.19)	(0.19)	(0.32)
Net realized gains	(0.90)	(1.53)	(0.87)	(0.56)
Total distributions	(1.15)	(1.72)	(1.06)	(0.88)

Net asset value, end of period	$17.56	$17.79	$20.23	$18.07
Total return[4]	5.10%	(4.09)%	18.48%	19.77%

Net assets, end of period (000s)	$12,468	$9,726	$4,616	$1,276

Ratios to average net assets:
Gross expenses	1.32%[5,6]	1.32%[6]	1.59%	1.26%[5]
Net expenses[7,8,9]	1.22 [5,6]	1.30 [6]	1.30	1.26 [5]
Net investment income	1.39 [5]	1.09	0.95	1.08 [5]

Portfolio turnover rate	36%	67%[10]	47%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period October 31, 2012 (inception date) to September 30, 2013.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.50%.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement is expected to continue until December 31, 2017, but may be terminated at any time by the manager.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.75	$20.23	$17.99	$16.00	$12.56	$12.52

Income (loss) from operations:
Net investment income	0.07	0.09	0.08	0.10	0.09	0.05
Net realized and unrealized gain (loss)	0.79	(0.92)	3.03	2.61	3.53	0.01
Total income (loss) from operations	0.86	(0.83)	3.11	2.71	3.62	0.06

Less distributions from:
Net investment income	(0.22)	(0.12)	—	(0.16)	—	—
Net realized gains	(0.90)	(1.53)	(0.87)	(0.56)	(0.18)	(0.02)
Total distributions	(1.12)	(1.65)	(0.87)	(0.72)	(0.18)	(0.02)

Net asset value, end of period	$17.49	$17.75	$20.23	$17.99	$16.00	$12.56
Total return[3]	4.83%	(4.72)%	17.82%	17.77%	29.09%	0.50%

Net assets, end of period (000s)	$420	$179	$653	$204	$177	$71

Ratios to average net assets:
Gross expenses	1.93%[4]	1.99%[5]	2.13%	2.17%	2.11%[5]	2.18%[5]
Net expenses[6,7]	1.83 [4,8]	1.85 [5,8]	1.85 [8]	1.85 [8]	1.99 [5,8]	2.05 [5]
Net investment income	0.80 [4]	0.47	0.41	0.61	0.62	0.33

Portfolio turnover rate	36%	67%[9]	47%	53%	38%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 2.05%.

[8]

As a result of a voluntary expense limitation arrangement, effective July 1, 2012, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2017, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2016[2]	2015	2014[3]

Net asset value, beginning of period	$17.86	$20.27	$18.13

Income (loss) from operations:
Net investment income	0.11	0.20	0.13
Net realized and unrealized gain (loss)	0.81	(0.93)	2.01
Total income (loss) from operations	0.92	(0.73)	2.14

Less distributions from:
Net investment income	(0.21)	(0.15)	—
Net realized gains	(0.90)	(1.53)	—
Total distributions	(1.11)	(1.68)	—

Net asset value, end of period	$17.67	$17.86	$20.27
Total return[4]	5.08%	(4.16)%	11.80%

Net assets, end of period (000s)	$11	$11	$11

Ratios to average net assets:
Gross expenses	1.44%[5]	1.45%[6]	1.50%[5]
Net expenses[7,8,9]	1.34 [5]	1.35 [6]	1.35 [5]
Net investment income	1.24 [5]	1.01	1.02 [5]

Portfolio turnover rate	36%	67%[10]	47%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period January 31, 2014 (inception date) to September 30, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R Shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.55%.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2017, but may be terminated at any time by the manager.

[10]	Excludes securities delivered as a result of a redemption in-kind.

[11]	For the year ended September 30, 2014.

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.92	$20.34	$18.13	$16.13	$12.65	$12.53

Income (loss) from operations:
Net investment income	0.16	0.29	0.26	0.27	0.24	0.20
Net realized and unrealized gain (loss)	0.81	(0.93)	3.06	2.61	3.56	0.00 [3]
Total income (loss) from operations	0.97	(0.64)	3.32	2.88	3.80	0.20

Less distributions from:
Net investment income	(0.31)	(0.25)	(0.24)	(0.32)	(0.14)	(0.06)
Net realized gains	(0.90)	(1.53)	(0.87)	(0.56)	(0.18)	(0.02)
Total distributions	(1.21)	(1.78)	(1.11)	(0.88)	(0.32)	(0.08)

Net asset value, end of period	$17.68	$17.92	$20.34	$18.13	$16.13	$12.65
Total return[4]	5.35%	(3.70)%	18.95%	18.99%	30.45%	1.62%

Net assets, end of period (000s)	$11,016	$10,914	$13,845	$3,978	$3,015	$65

Ratios to average net assets:
Gross expenses	0.89%[5]	0.89%[6]	0.99%	1.08%[6]	0.94%[6]	1.18%[6]
Net expenses[7,8]	0.79 [5]	0.84 [6,9]	0.85 [9]	0.85 [6,9]	0.88 [6,9]	0.95 [6]
Net investment income	1.79 [5]	1.49	1.36	1.60	1.60	1.43

Portfolio turnover rate	36%	67%[10]	47%	53%	38%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.95%.

[9]

As a result of a voluntary expense limitation arrangement, effective July 1, 2012 through August 2, 2015, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.94	$20.34	$18.14	$16.13	$12.65	$12.53

Income (loss) from operations:
Net investment income	0.17	0.31	0.27	0.27	0.26	0.22
Net realized and unrealized gain (loss)	0.80	(0.93)	3.04	2.62	3.55	0.00 [3]
Total income (loss) from operations	0.97	(0.62)	3.31	2.89	3.81	0.22

Less distributions from:
Net investment income	(0.32)	(0.25)	(0.24)	(0.32)	(0.15)	(0.08)
Net realized gains	(0.90)	(1.53)	(0.87)	(0.56)	(0.18)	(0.02)
Total distributions	(1.22)	(1.78)	(1.11)	(0.88)	(0.33)	(0.10)

Net asset value, end of period	$17.69	$17.94	$20.34	$18.14	$16.13	$12.65
Total return[4]	5.38%	(3.58)%	18.99%	18.98%	30.58%	1.72%

Net assets, end of period (000s)	$848,805	$730,381	$796,294	$661,174	$515,481	$439,678

Ratios to average net assets:
Gross expenses	0.80%[5]	0.80%	0.81%[6]	0.84%[6]	0.84%[6]	0.94%[6]
Net expenses[7]	0.70 [5,8]	0.78 [8]	0.81 [6]	0.84 [6]	0.84 [6]	0.85 [6,8]
Net investment income	1.89 [5]	1.57	1.40	1.61	1.78	1.58

Portfolio turnover rate	36%	67%[9]	47%	53%	38%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

24	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$869,369,375	—	—	$869,369,375
Short-term investments†	8,428,273	—		8,428,273
Total investments	$877,797,648	—	—	$877,797,648

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

26	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be classified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. LMPFA pays Brandywine Global 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Fund’s Class A, Class A2, Class C, Class R, Class I and Class IS shares did not exceed 1.15%, 1.35%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

As a result of voluntary expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Class A, Class A2, Class C and Class R shares did not exceed 1.10%, 1.30%, 1.85% and

28	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

1.35%, respectively. These arrangements are expected to continue until December 31, 2017, but may be terminated at any time by LMPFA.

During the six months ended March 31, 2016, fees waived and/or expenses reimbursed amounted to $426,233.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class R	Class I	Class IS
Expires September 30, 2016	$5,705	—	$601	—	$9,231	—
Expires September 30, 2017	5,143	$4,563	807	$10	6,502	—
Expires September 30, 2018	2,966	1,700	481	12	7,329	$151,995
Expires September 30, 2019	1,154	5,503	175	5	5,394	414,002
Total fee waivers/expense reimbursements subject to recapture	$14,968	$11,766	$2,064	$27	$28,456	$565,997

For the six months ended March 31, 2016, LMPFA recaptured $732 for Class A2 shares.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2016, LMIS and its affiliates retained sales charges of $ 1,103 and $ 17,092 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, there were no CDSCs paid to LMIS and its affiliates for the six months ended March 31, 2016.

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee may have

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees would be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the plan so that effective January 1, 2016, no compensation earned after that date maybe deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2016, Legg Mason and its affiliates owned 45% of the Fund.

3. Investments

During the six months ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$392,378,492
Sales	301,521,396

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes substantially were as follows:

Gross unrealized appreciation	$129,517,680
Gross unrealized depreciation	(21,967,887)
Net unrealized appreciation	$107,549,793

4. Derivative instruments and hedging activities

During the six months ended March 31, 2016, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,680	$1,495
Class A2	13,948	14,084
Class C	1,772	218
Class R	28	9
Class I	—	4,921
Class IS	—	853
Total	$17,428	$21,580

30	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

For the six months ended March 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,154
Class A2	5,503
Class C	175
Class R	5
Class I	5,394
Class IS	414,002
Total	$426,233

6. Distributions to shareholders by class

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Net Investment Income:
Class A	$17,325	$26,377
Class A2	147,720	60,506
Class C	5,065	3,894
Class R	125	81
Class I	184,558	241,891
Class IS	14,645,224	9,667,297
Total	$15,000,017	$10,000,046

Net Realized Gains:
Class A	$67,432	$191,656
Class A2	532,451	475,174
Class C	20,755	49,547
Class R	537	844
Class I	537,678	1,494,281
Class IS	40,397,460	59,122,051
Total	$41,556,313	$61,333,553

7. Shares of beneficial interest

At March 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	15,647	$283,278	26,893	$529,214
Shares issued on reinvestment	4,770	84,757	11,401	217,650
Shares repurchased	(14,945)	(268,271)	(99,560)	(1,958,850)
Net increase (decrease)	5,472	$99,764	(61,266)	$(1,211,986)

Class A2
Shares sold	173,818	$3,046,096	376,622	$7,356,324
Shares issued on reinvestment	38,536	680,171	28,150	535,680
Shares repurchased	(49,080)	(862,832)	(86,123)	(1,672,893)
Net increase	163,274	$2,863,435	318,649	$6,219,111

Class C
Shares sold	15,241	$287,710	2,318	$45,170
Shares issued on reinvestment	1,466	25,820	2,801	53,441
Shares repurchased	(2,816)	(47,361)	(27,299)	(536,738)
Net increase (decrease)	13,891	$266,169	(22,180)	$(438,127)

Class R
Shares issued on reinvestment	37	$662	48	$925
Net increase	37	$662	48	$925

Class I
Shares sold	75,938	$1,358,903	530,954	$10,542,645
Shares issued on reinvestment	29,855	529,934	82,389	1,574,458
Shares repurchased	(91,701)	(1,601,280)	(685,160)	(13,408,245)
Net increase (decrease)	14,092	$287,557	(71,817)	$(1,291,142)

Class IS
Shares sold	7,875,080	$146,637,855	10,476,630	$204,165,171
Shares issued on reinvestment	3,100,997	55,042,684	3,599,652	68,789,348
Shares repurchased	(3,705,038)	(67,349,113)	(11,161,919)	(211,419,534)
Shares redeemed in-kind	—	—	(1,339,221)	(26,315,697)
Net increase	7,271,039	$134,331,426	1,575,142	$35,219,288

8. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended September 30, 2015, the Fund had redemptions in-kind with total proceeds in the amount of $26,315,697. The net realized gains on these redemptions in-kind amounted to $8,092,205, which will not be realized for tax purposes.

32	Legg Mason BW Diversified Large Cap Value Fund 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2015 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Advisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Adviser”). (The Management Agreement and the Advisory Agreement are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 15, 2015, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed and evaluated the information provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2015 meeting, reviewed and evaluated the supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 4, 2015.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Adviser, under the Management Agreement and Advisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Adviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Adviser, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the

Legg Mason BW Diversified Large Cap Value Fund	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Adviser and the oversight provided by the Manager. The Board also considered the Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its peer group and benchmark, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted the Fund’s first quintile performance for Class IS Shares for the one-year period ended June 30, 2015 and fourth quintile performance for the three-year period ended June 30, 2015 (the first quintile being the best performers and the fifth quintile being the worst performers). The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Adviser, respectively. The Board noted that the Manager, and not the Fund, pays the fee to the Adviser. In addition, the Board reviewed and considered the actual management fee (the “Actual Management Fee”). The Board also noted that the Manager agreed to decrease the expense caps on the Fund under which it waives fees and reimburses expenses to the extent necessary to maintain specified expense levels effective August 3, 2015 through December 31, 2016, unless the Board consents to an earlier termination.

The Board also reviewed information regarding the fees the Manager and the Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Adviser. The Board considered the

34	Legg Mason BW Diversified Large Cap Value Fund

fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, sets out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same asset class, including any subadvisory relationships with unaffiliated registered investment companies.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge, as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that the Contractual Management Fee was competitive (third quintile), the Actual Management Fee was higher than median (fourth quintile) and that actual expenses for the Class IS Shares were lower than the expense group median (second quintile) and average and were lower than the Broadridge expense universe median and average.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2015 and 2014 and which corresponds to Legg Mason’s fiscal year end. The Board also reviewed certain information showing historical profitability for fiscal years 2011 through 2015. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Given the asset size of the Fund and the complex and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

Legg Mason BW Diversified Large Cap Value Fund	35

Legg Mason BW

Diversified Large Cap Value Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Diversified Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Diversified Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Diversified Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013521 5/16 SR16-2764

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016